Other Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Other Liabilities Disclosure [Abstract]
Other Liabilities
5.	Other liabilities

At March 31, 2015 and December 31, 2014 other liabilities include $52,500 payable to a third party service provider for which the Company has agreed to issue a number of restricted shares of its Common Stock to be determined based on the valuation of the shares to be issued to purchasers in connection with the Company’s offering of securities as described in Commonwealth Biotechnology, Inc.’s (“CBI”) Amended Plan of Reorganization filed in 2013. Such shares of Common Stock are to be issued to such service provider within five (5) business days of the final determination of such valuation (as memorialized in the final transaction documentation for such offering).

6.	Other liabilities

Pursuant to the Contribution Agreement dated August 13, 2013, the Company has agreed to issue to a third party service provider a number of restricted shares of its Common Stock to be determined based on the valuation of the shares to be issued to purchasers in connection with the Company’s planned offering of securities as described in CBI’s Amended Plan of Reorganization in payment of a $52,500 claim. Such shares of Common Stock are to be issued to such service provider within five (5) business days of the final determination of such valuation (as memorialized in the final transaction documentation for such offering). The $52,500 is included in the balance of other liabilities in the Balance Sheets for December 31, 2014 and 2013. Additional accrued amounts for unbilled legal expenses and research and development are included in the December 31, 2014 total of $73,178.